Accounts Payable and Accrued Liabilities - Summary of Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Beginning balance	$ 486	$ 154
Paid or otherwise settled	(486)	0
Additional provision	0	332
Ending balance	$ 0	$ 486